Document and Entity Information	Apr. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001642896
Document Type	8-K
Document Period End Date	Apr. 29, 2026
Entity Registrant Name	SAMSARA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41140
Entity Tax Identification Number	47-3100039
Entity Address, Address Line One	1 De Haro Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(415)
Local Phone Number	985-2400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	IOT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false